Operating Assets and Liabilities - Other Payables (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Assets and Liabilities
Liabilities related to collaboration agreements	kr 275	kr 145
Staff cost liabilities	720	637
Other liabilities	1,873	1,230
Accounts payable	644	330
Total at December 31	3,512	2,342
Non-current other payables	30	35
Current other payables	kr 3,482	kr 2,307